Note 4 - Fair Value Measurements (Details) - Assets Measured at Fair Value On a Recurring Basis - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Note 4 - Fair Value Measurements (Details) - Assets Measured at Fair Value On a Recurring Basis [Line Items]
Available-for-sale securities	$ 75,346	$ 83,805	$ 87,449
Fair Value, Measurements, Recurring [Member]
Note 4 - Fair Value Measurements (Details) - Assets Measured at Fair Value On a Recurring Basis [Line Items]
Available-for-sale securities	75,346	83,805
US Government Agencies Debt Securities [Member]
Note 4 - Fair Value Measurements (Details) - Assets Measured at Fair Value On a Recurring Basis [Line Items]
Available-for-sale securities		18,064	18,247
US Government Agencies Debt Securities [Member] | Fair Value, Measurements, Recurring [Member]
Note 4 - Fair Value Measurements (Details) - Assets Measured at Fair Value On a Recurring Basis [Line Items]
Available-for-sale securities	15,190	18,064
US States and Political Subdivisions Debt Securities [Member]
Note 4 - Fair Value Measurements (Details) - Assets Measured at Fair Value On a Recurring Basis [Line Items]
Available-for-sale securities		16,599	13,973
US States and Political Subdivisions Debt Securities [Member] | Fair Value, Measurements, Recurring [Member]
Note 4 - Fair Value Measurements (Details) - Assets Measured at Fair Value On a Recurring Basis [Line Items]
Available-for-sale securities	15,228	16,599
Collateralized Mortgage Backed Securities [Member]
Note 4 - Fair Value Measurements (Details) - Assets Measured at Fair Value On a Recurring Basis [Line Items]
Available-for-sale securities		48,668	54,568
Collateralized Mortgage Backed Securities [Member] | Fair Value, Measurements, Recurring [Member]
Note 4 - Fair Value Measurements (Details) - Assets Measured at Fair Value On a Recurring Basis [Line Items]
Available-for-sale securities	44,516	48,668
Other Debt Obligations [Member]
Note 4 - Fair Value Measurements (Details) - Assets Measured at Fair Value On a Recurring Basis [Line Items]
Available-for-sale securities		474	661
Other Debt Obligations [Member] | Fair Value, Measurements, Recurring [Member]
Note 4 - Fair Value Measurements (Details) - Assets Measured at Fair Value On a Recurring Basis [Line Items]
Available-for-sale securities	412	474
Fair Value, Inputs, Level 2 [Member]
Note 4 - Fair Value Measurements (Details) - Assets Measured at Fair Value On a Recurring Basis [Line Items]
Available-for-sale securities	75,346	83,805	87,449
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Note 4 - Fair Value Measurements (Details) - Assets Measured at Fair Value On a Recurring Basis [Line Items]
Available-for-sale securities	75,346	83,805	87,449
Fair Value, Inputs, Level 2 [Member] | US Government Agencies Debt Securities [Member] | Fair Value, Measurements, Recurring [Member]
Note 4 - Fair Value Measurements (Details) - Assets Measured at Fair Value On a Recurring Basis [Line Items]
Available-for-sale securities	15,190	18,064	18,247
Fair Value, Inputs, Level 2 [Member] | US States and Political Subdivisions Debt Securities [Member] | Fair Value, Measurements, Recurring [Member]
Note 4 - Fair Value Measurements (Details) - Assets Measured at Fair Value On a Recurring Basis [Line Items]
Available-for-sale securities	15,228	16,599	13,973
Fair Value, Inputs, Level 2 [Member] | Collateralized Mortgage Backed Securities [Member] | Fair Value, Measurements, Recurring [Member]
Note 4 - Fair Value Measurements (Details) - Assets Measured at Fair Value On a Recurring Basis [Line Items]
Available-for-sale securities	44,516	48,668	54,568
Fair Value, Inputs, Level 2 [Member] | Other Debt Obligations [Member] | Fair Value, Measurements, Recurring [Member]
Note 4 - Fair Value Measurements (Details) - Assets Measured at Fair Value On a Recurring Basis [Line Items]
Available-for-sale securities	$ 412	$ 474	$ 661